Leases (Narrative) (Detail) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended					3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Dec. 31, 2012 Revenue Bonds [Member]	Dec. 31, 2012 Containing Mandatory Tender Provisions [Member] Revenue Bonds [Member]	Dec. 31, 2012 Boeing 737-800 NG Aircraft [Member]	Dec. 31, 2010 Boeing 737-800 NG Aircraft [Member]	Dec. 31, 2012 Boeing 777-300ER Aircraft	Dec. 31, 2012 Jet Aircraft [Member]	Dec. 31, 2012 Turboprop Aircraft [Member]	Mar. 31, 2011 Aircraft And Gates [Member]
Operating Leased Assets [Line Items]
Number of Aircraft Included in Sale-Leaseback Arrangement							26		1
Number of aircrafts deliveries under sale leaseback transactions							30	36	2
Non Recurring Charges Under Sale Leaseback Transaction												$ 31,000,000
Number of aircraft committed to operating leases										215	9
Number of aircraft committed to capital leases										33
Special Facility Revenue Bond Claims Expected to Be Treated as General Unsecured Claims	1,100,000,000
Operating Leases, Future Minimum Payments, Due in Two Years	962,000,000			1,000,000,000		112,000,000
Special facility revenue bonds					486,000,000
Operating lease future payments to repurchase bonds					822,000,000
Operating Leases, rent expense	1,400,000,000	1,600,000,000	1,500,000,000
Number of aircraft operating leased under trusts	19
Operating leases future minimum payments due leased under trusts	$ 98,000,000